Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	95.730147		84.143520
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.002217		5.196694
Average rate	5.404575	4.683731
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.238808		1.273981
Average rate	1.245300	1.362592
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,756.55		3,438.52
Average rate	3,630.50	3,581.62
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.457580		6.537798
Average rate	6.471074	7.052919
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.841468		0.814930
Average rate	0.827754	0.906152
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	19.802508		19.948838
Average rate	20.275664	20.397344
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.722021		0.732646
Average rate	0.719643	0.791317
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.928495		3.621009
Average rate	3.708425	3.377006
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,129.49		1,088.02
Average rate	1,114.07	1,204.98
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	14.314575		14.686598
Average rate	14.650513	16.230856